CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street, N.E.
Atlanta, GA  30309

July 30, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:  CornerCap Group of Funds (the “Registrant”)

File Nos. 33-03149 and 811-04581

To Whom It May Concern:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is a certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Registrant, effective July 29, 2012, do not differ from those filed in the Post-Effective Amendment No. 42 on July 27, 2012, which was filed electronically.

Sincerely,

/s/Paul L. Leone

Paul L. Leone

Assistant General Counsel

ALPS Fund Services, Inc.

Administrator to CornerCap Group of Funds